Provisions, income tax liabilities and other liabilities - Summary of Financial and Demographic Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Minimum Plan 1
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	0 years
Maximum Plan 1
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Minimum plan 2
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Maximum plan 2
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
France
Disclosure of defined benefit plans [line items]
General inflation rate	1.95%	1.45%	1.30%
Pension benefit indexation	1.95%	1.45%
Healthcare cost inflation rate	0.00%	0.00%	2.00%
Retirement age, bottom of range	62 years	62 years	62 years
Retirement age, top of range	67 years	67 years	67 years
Weighted average duration of defined benefit obligation	12 years	13 years	13 years
France | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	0.10%	0.00%	0.25%
Pension benefit indexation			1.25%
France | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	0.55%	0.75%
Pension benefit indexation			2.25%
Germany
Disclosure of defined benefit plans [line items]
General inflation rate	1.95%	1.45%	1.30%
Pension benefit indexation	1.95%	1.45%	1.30%
Healthcare cost inflation rate	0.00%	0.00%	0.00%
Retirement age, top of range	62 years	62 years	62 years
Weighted average duration of defined benefit obligation	16 years	16 years	15 years
Germany | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	0.10%	0.00%	0.25%
Germany | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	0.55%	0.75%
USA
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.40%	3.00%
General inflation rate	0.00%	0.00%	0.00%
Pension benefit indexation	0.00%	0.00%	0.00%
Healthcare cost inflation rate			5.52%
Retirement age, bottom of range	55 years	55 years	55 years
Retirement age, top of range	70 years	70 years	70 years
Weighted average duration of defined benefit obligation	15 years	16 years	14 years
USA | Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost inflation rate	3.50%	3.50%
USA | Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost inflation rate	4.50%	4.50%
UK
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.35%	2.00%
General inflation rate	3.30%	2.95%	2.85%
Pension benefit indexation	3.15%	2.85%	2.80%
Healthcare cost inflation rate	0.00%	0.00%	0.00%
Retirement age, bottom of range	60 years	60 years	60 years
Retirement age, top of range	65 years	65 years	65 years
Weighted average duration of defined benefit obligation	17 years	18 years	17 years